Equity Method Investment (Details) - Schedule of the summarized financial information - Digiclear [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 9,667	$ 9,667	$ 9,667
Noncurrent assets	456,631	456,631	456,631
Current liabilities	231,177	231,177	231,177
Noncurrent liabilities
Equity			$ 235,121
Net revenue
Gross profit
Loss from operations	238,415	177,774
Net loss	$ 238,415	$ 177,774